Goodwill and Intangible Assets	6 Months Ended
Sep. 30, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

13. Goodwill and Intangible Assets

The following is a rollforward of our goodwill balance:

Goodwill
Balance as of March 31, 2017	$5,363
Effect of foreign exchange rates	16
Balance as of September 30, 2017	$5,379

Intangible assets consist of the following:

	Weighted-
	Average	September 30, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	9	$1,546	$(135)	$1,411
Customer relationships	6	108	(14)	94
Capitalized Software (1)	3	2,880	(262)	2,618
		$4,534	$(411)	$4,123

	Weighted-
	Average	March 31, 2017
	Remaining	Gross		Net
	Useful Life	Carrying	Accumulated	Carrying
	(in years)	Value	Amortization	Value
Developed technology	10	$1,546	$(58)	$1,488
Customer relationships	7	108	(6)	102
		$1,654	$(64)	$1,590

(1)

In accordance with ASU 2015-05, Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40), Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (ASU 2015-05) and the related technical corrections and improvements effective April 1, 2017, the Company accounts for acquired software licenses within the scope of ASC 350-40 as intangible assets. The Company adopted ASU 2015-05 and related technical corrections and improvements on a prospective basis. Acquired software licenses are recognized and measured at cost, which includes the present value of the license obligation if the license is to be paid for over time.

The Company recorded amortization expense of $0.2 million and $0.3 million for the three and six months ended September 30, 2017. Amortization relating to developed technology and capitalized software was recorded within cost of revenue and amortization of customer relationships is recorded within sales and marketing expenses.

Future estimated amortization expense of intangibles as of September 30, 2017, is as follows:

	Purchased Intangible Assets	Capitalized Software
Remainder of 2018	$85	$537
2019	170	950
2020	170	699
2021	170	228
2022	170	204
Thereafter	740	—
Total	$1,505	$2,618